Note 20 - Provisions - Reconciliation of Provisions (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee entitlements [member]
Statement Line Items [Line Items]
Balance	$ 1,686	$ 1,762	$ 1,576
Acquired through business Combinations			186	1,576
Foreign exchange	(18)	(140)
Additional provisions	146	510
Reverse unused provisions	(41)	(26)
Provisions utilized	(116)	(420)
Balance	1,657	1,686	1,762	1,576
Unwinding of discount
Employee termination [member]
Statement Line Items [Line Items]
Balance	158	616
Acquired through business Combinations			616
Foreign exchange
Additional provisions		243
Reverse unused provisions		(87)
Provisions utilized	(45)	(614)
Balance	113	158	616
Unwinding of discount
Contractor termination [member]
Statement Line Items [Line Items]
Balance	2,088	380
Acquired through business Combinations			380
Foreign exchange
Additional provisions		1,804
Reverse unused provisions
Provisions utilized	(82)	(96)
Balance	2,048	2,088	380
Unwinding of discount	42
Onerous contracts provision [member]
Statement Line Items [Line Items]
Balance	3,932	2,758	1,576
Acquired through business Combinations			1,182	1,576
Foreign exchange	(18)	(140)
Additional provisions	146	2,557
Reverse unused provisions	(41)	(113)
Provisions utilized	(243)	(1,130)
Balance	3,818	$ 3,932	$ 2,758	$ 1,576
Unwinding of discount	$ 42